SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 32.1%

Federal Home Loan Mortgage Corporation - 5.2%
125,569	4.00	7/1/25	132,727
808,833	5.00	5/1/42	900,326
51,933	5.82	10/1/37	57,577
404,626	6.50	12/1/34	474,212
1,651,263	6.50	11/1/35	1,897,719
1,961,741	6.50	9/1/39	2,267,683
202,941	6.88	2/17/31	232,801
51,436	7.00	8/1/27	53,887
632,909	7.00	4/1/28	699,369
4,090,615	7.00	12/1/31	4,663,342
490,009	7.00	2/1/37	565,073
359,618	7.00	4/1/37	422,662
5,052,491	7.00	10/1/37	5,865,142
2,634,650	7.00	10/1/38	3,067,676
54,388	7.38	12/17/24	57,112
77,442	7.50	1/1/31	80,115
446,889	7.50	1/1/32	522,496
273,783	7.50	8/1/32	303,085
9,375	7.95	10/1/25	9,415
7,468	7.95	11/1/25	7,498
22,007	8.00	5/1/31	22,053
59,627	8.00	11/1/36	70,565
115,099	8.00	1/1/37	140,036
78,743	8.50	12/1/21	81,589
118,258	8.50	6/20/27	137,141
26,512	8.50	12/1/29	29,272
88,951	8.50	3/1/31	104,582
10,486	9.00	11/1/25	10,529
30,882	9.00	3/20/27	31,088
65,640	9.00	2/17/31	66,466
47,635	9.00	5/1/31	52,853
4,704	9.50	12/17/21	4,690
16	10.00	3/1/21	16
953	10.00	3/17/25	951
84	10.00	3/25/25	83
2,838	10.00	7/1/30	2,873

			23,034,704

Federal National Mortgage Association - 16.4%
3,100,000	2.48	2/1/35	3,404,807
3,100,000	2.68	2/1/35	3,441,757
4,686,055	4.50	4/1/48	5,127,443
748,066	5.00	6/1/51	845,348
385,249	5.50	6/1/33	429,157
5,841,181	5.50	12/1/41	6,886,523
892,709	5.93	5/1/35	891,309
558,407	6.00	11/1/34	651,500
143,268	6.00	5/1/37	160,417
74,618	6.00	9/1/37	82,035
243,032	6.00	11/1/37	262,799
1,769,676	6.00	4/1/38	2,065,864
460,362	6.00	2/1/40	524,362

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
5,748,032	6.00	5/1/41	6,708,653
1,950,275	6.01	11/1/43	2,303,013
5,702	6.50	1/1/22	5,749
1,439,826	6.50	2/1/29	1,601,654
211,768	6.50	3/1/29	230,077
3,629,209	6.50	12/1/30	4,065,585
290,931	6.50	6/1/31	334,550
389,364	6.50	4/1/32	447,614
53,907	6.50	8/1/34	61,621
366,743	6.50	11/1/34	419,835
844,907	6.50	12/1/36	963,075
294,580	6.50	1/1/39	333,268
2,884,910	6.50	6/1/40	3,364,355
1,398,240	6.50	9/1/40	1,603,839
1,177,374	6.75	6/1/32	1,360,863
935,681	6.86	6/1/40	1,097,885
10,093	7.00	9/1/21	10,305
42,375	7.00	3/1/22	43,624
52,291	7.00	6/1/22	53,786
23,013	7.00	1/1/24	23,248
24,798	7.00	2/1/26	26,741
68,973	7.00	9/1/27	75,324
39,868	7.00	10/1/27	44,041
149,377	7.00	11/1/27	167,150
33,547	7.00	1/1/28	36,859
29,595	7.00	10/1/32	32,644
3,874,030	7.00	12/1/32	4,597,307
91,768	7.00	7/1/33	103,579
110,856	7.00	7/1/34	126,564
11,081	7.00	12/1/37	12,548
2,137,949	7.00	3/1/39	2,603,613
4,826,335	7.00	1/1/40	5,583,558
464,980	7.00	9/1/47	496,989
12,725	7.50	6/1/22	12,852
1,639	7.50	8/1/22	1,646
14,806	7.50	12/1/22	14,960
17,960	7.50	3/1/23	18,163
110,387	7.50	4/1/32	125,633
10,056	7.50	8/1/32	10,372
171,774	7.50	1/1/34	194,725
3,489,270	7.50	10/1/38	4,175,706
1,489,314	7.50	11/1/38	1,766,035
13,348	7.60	7/20/30	13,526
32,276	8.00	10/1/23	32,678
163,942	8.00	6/1/25	177,245
6,034	8.00	7/20/28	6,120
79,365	8.00	2/1/31	93,334
195,545	8.00	1/1/32	215,034
67,770	8.00	11/1/37	81,502
320,041	8.00	3/1/38	401,112
82,988	8.10	11/15/31	94,288
7,316	8.16	8/20/25	7,423
74,386	8.50	11/1/26	78,525

JUNE 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
65,530	8.50	3/1/28	68,960
46,727	8.50	10/1/28	53,325
8,635	8.50	11/1/28	8,980
175,846	8.50	4/1/29	202,369
41,299	8.50	10/1/29	41,766
79,218	8.50	7/1/30	93,115
53,751	8.50	8/1/30	66,483
180,919	8.50	4/1/32	224,258
155,456	8.50	1/1/37	182,233
12,592	9.00	9/1/24	12,757
5,424	9.00	6/15/25	5,504
24,256	9.00	5/15/28	24,670
22,833	9.00	6/1/30	23,466
49	9.00	7/1/30	49
18,378	9.00	10/1/30	20,268
74,050	9.00	2/1/31	77,071
20,502	9.00	7/1/31	20,579
30,082	9.00	10/1/31	35,551
66,723	9.00	8/1/37	70,531
23,437	9.00	1/1/38	23,665
161,394	9.00	2/1/38	179,056
2,067	9.23	3/15/22	2,091
5	9.50	4/15/21	5
19,386	9.50	8/1/24	19,618
112,446	9.50	5/1/29	131,032
21,390	9.50	4/1/30	24,187
132,362	9.50	8/1/31	154,693
28,660	10.00	2/1/28	29,156
92,136	10.00	6/1/30	106,507
729	10.50	6/1/28	730

			73,136,391

Government National Mortgage Association - 10.0%
144,859	4.00	12/15/24	152,879
524,602	4.00	10/20/30	563,526
8,909,446	4.00	8/20/31	9,570,092
871,910	4.00	12/20/31	936,338
729,453	4.25	10/20/31	788,797
418,382	4.25	3/20/37	451,912
1,927,466	4.75	9/20/31	2,122,737
78,094	5.50	9/15/25	85,375
988,042	5.50	5/15/29	1,080,699
2,265,014	5.75	2/15/29	2,500,618
721,743	5.75	10/20/31	803,967
509,213	6.00	9/15/33	569,631
382,297	6.00	2/20/47	439,022
3,695,297	6.00	7/20/47	4,211,095
46,917	6.25	12/15/23	50,926
718,861	6.25	4/15/29	799,124
90,559	6.50	11/15/23	96,388
366,900	6.50	4/15/24	390,773
832,743	6.50	2/20/28	958,501
425,306	6.50	2/20/29	467,802
514,550	6.50	7/20/34	604,196

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
2,915,557	6.50	2/15/35		3,422,398
16,829	6.50	12/20/38		18,268
316,970	6.50	1/20/39		363,971
173,186	6.50	2/20/39		201,867
338,251	6.50	4/20/39		391,394
387,823	6.50	6/20/39		445,900
597,515	6.50	8/20/39		681,338
421,596	6.50	4/20/43		488,268
4,405,482	7.00	8/15/29		5,121,003
4,668,746	7.00	10/15/29		5,444,659
274,410	7.00	10/15/36		329,314

				44,552,778

Small Business Administration - 0.5%
1,416,765	5.33	8/25/36		1,578,393
706,994	5.33	9/25/36		787,796

				2,366,189

Total Mortgage Pass-Through Securities (cost: $138,353,623)				143,090,062

U.S. Treasury / Federal Agency Securities - 2.5%
U.S. Treasury Bond:
1,900,000	2.00	2/15/50		2,175,945
U.S. Treasury Strip Principal:
9,800,000	1.05	5/15/30	[6]	9,218,800

Total U.S. Treasury / Federal Agency Securities (cost: $10,877,516)				11,394,745

Collateralized Mortgage Obligations - 54.5%

Federal Home Loan Mortgage Corporation - 13.2%
321,837	5.00	2/15/23		334,185
2,207,514	5.29	7/25/32	[1]	2,502,702
428,773	5.53	5/15/38	[1]	469,054
1,941	6.00	9/15/21		1,980
1,868,927	6.00	1/15/33		2,269,810
2,292,008	6.00	5/15/36		2,738,413
3,089,026	6.00	9/15/42		3,726,851
27,531	6.25	5/15/29		30,282
98,933	6.50	9/15/23		105,749
41,371	6.50	3/15/24		44,700
14,916	6.50	2/15/30		16,607
956,645	6.50	8/15/31		1,086,638
154,010	6.50	1/15/32		175,741
73,829	6.50	3/15/32		85,746
417,103	6.50	6/25/32		492,558
237,146	6.50	7/15/32		281,288
4,945,998	6.50	5/15/33		5,902,575
919,199	6.50	5/15/35		1,116,180
518,316	6.50	8/15/39		616,276
840,499	6.50	2/25/43		1,030,772
563,283	6.50	3/25/43		662,612
687,746	6.50	7/25/43		852,953
655,330	6.50	10/25/43		816,810

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
4,499,977	6.50	8/15/45		5,378,746
1,276,841	6.50	2/15/49		1,430,676
13,750	6.70	9/15/23		14,693
470,646	6.95	3/15/28		535,130
43,340	7.00	10/15/22		45,133
4,112	7.00	11/15/22		4,289
171,638	7.00	3/25/23		178,939
8,244	7.00	4/15/23		8,721
36,021	7.00	7/15/23		38,490
86,551	7.00	1/15/24		92,988
49,930	7.00	3/15/24		53,571
79,279	7.00	8/15/25		88,068
64,198	7.00	9/15/26		71,591
116,055	7.00	6/15/29		134,596
422,952	7.00	8/15/29		477,635
379,343	7.00	10/20/29		442,601
91,740	7.00	11/15/29		91,920
333,986	7.00	12/15/29		339,763
95,715	7.00	1/15/30		113,356
251,953	7.00	10/15/30		303,394
143,187	7.00	7/15/31		169,988
82,415	7.00	4/15/32		94,936
538,112	7.00	5/15/32		647,212
3,185,734	7.00	8/15/41		3,756,934
3,615,526	7.00	2/25/43		4,467,966
739,689	7.00	3/25/43		874,470
955,455	7.00	7/25/43		1,178,280
1,986,869	7.00	3/15/49		2,342,827
8,816	7.50	10/15/21		9,040
31,673	7.50	7/15/22		32,789
80,804	7.50	3/15/23		85,755
295,712	7.50	4/15/23		313,702
49,993	7.50	9/20/26		57,218
245,529	7.50	3/15/28		286,891
322,035	7.50	9/15/29		385,936
121,982	7.50	12/15/29		141,582
199,715	7.50	6/15/30		240,632
277,388	7.50	8/15/30		329,046
440,719	7.50	9/15/30		535,909
108,565	7.50	11/15/30		129,713
2,931,334	7.50	6/15/34		3,642,260
1,388,850	7.50	8/25/42	[1]	1,863,919
833,542	7.50	9/25/43		997,779
11,737	8.00	7/15/21		11,883
329,341	8.00	2/15/23		350,732
45,955	8.00	4/25/24		49,101
118,269	8.00	2/15/27		137,215
138,661	8.00	11/20/29		165,905
164,666	8.00	1/15/30		197,242
5,651	8.25	6/15/22		5,950
3,226	8.30	11/15/20		3,258

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
98,892	8.50	3/15/25		112,283
28,175	8.50	3/15/32		33,550

				58,856,685

Federal National Mortgage Association - 23.7%
677,754	1.56	7/25/37	[1]	677,935
595,117	3.67	8/25/43	[1]	634,625
247,946	4.55	6/25/43		276,828
554,429	5.00	11/25/41		641,375
695,669	5.00	6/25/43		780,365
667,454	5.36	6/25/42		771,087
940,513	5.50	9/25/33		1,079,620
4,320,887	5.50	6/25/40		4,969,596
2,629,637	5.55	2/25/42	[1]	2,965,186
1,219,345	5.58	12/25/53	[1]	1,452,008
1,673,285	5.61	10/25/42	[1]	1,948,874
2,944,319	5.75	12/25/42	[1]	3,298,950
782,959	5.81	8/25/43		896,035
1,723,744	6.00	5/25/30		1,995,639
2,654,324	6.00	5/25/36		3,253,615
202,685	6.00	6/25/36		254,123
2,240,625	6.00	11/25/43		2,622,806
1,134,206	6.00	9/25/46		1,291,845
2,592,202	6.00	2/25/48		2,902,379
1,339,188	6.29	8/25/47	[1]	1,544,957
244,823	6.50	8/20/28		269,233
1,219,235	6.50	1/25/32		1,443,267
177,641	6.50	3/25/32		213,274
372,621	6.50	6/25/32		440,486
264,652	6.50	7/25/36		316,419
89,982	6.50	9/25/36		105,213
2,087,197	6.50	11/25/41		2,478,650
222,942	6.50	3/25/42		261,292
1,461,742	6.50	5/25/42		1,758,985
6,876,217	6.50	7/25/42		7,484,115
308,411	6.50	9/25/42		363,393
738,590	6.50	11/25/42		847,774
2,957,620	6.50	7/25/44		3,267,846
296,131	6.59	2/25/45	[1]	359,939
404,176	6.63	9/25/37	[1]	494,717
3,225,085	6.75	6/25/32		3,888,110
606,710	6.75	4/25/37		684,556
81,188	6.85	12/18/27		92,969
423,940	6.92	8/25/37	[1]	472,829
260	7.00	1/25/21		262
4,663	7.00	7/25/22		4,819
9,683	7.00	11/25/22		10,181
16,701	7.00	12/25/22		17,499
14,590	7.00	6/25/23		15,499
470,265	7.00	4/25/24		502,328
164,521	7.00	9/18/27		187,240
3,461,824	7.00	5/25/31		3,960,963
1,301,720	7.00	12/25/33		1,544,789
253,384	7.00	9/25/40		296,097

JUNE 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
502,258	7.00	10/25/41		580,592
237,274	7.00	11/25/41		291,358
340,203	7.00	12/25/41		401,459
2,980,993	7.00	1/25/42		3,536,730
998,404	7.00	7/25/42		1,208,998
2,308,361	7.00	2/25/44		2,743,587
113,801	7.00	8/25/44		137,751
32,348	7.50	8/20/27		37,367
230,265	7.50	10/25/40		269,304
1,599,364	7.50	11/25/40		1,730,553
794,816	7.50	6/19/41	[1]	966,174
1,558,083	7.50	7/25/41		1,881,661
927,625	7.50	8/25/41		1,116,554
281,691	7.50	11/25/41		344,764
533,709	7.50	1/25/42		643,818
3,636,026	7.50	5/25/42		4,487,046
378,853	7.50	6/25/42		455,354
3,337,714	7.50	8/25/42	[1]	4,162,917
1,150,248	7.50	2/25/44		1,389,319
633,790	7.50	3/25/44		744,716
799,936	7.50	5/25/44		984,521
54,024	7.50	10/25/44		65,581
4,961,234	7.50	1/25/48		6,073,928
25,650	8.00	7/25/22		26,899
52,735	8.00	7/18/27		60,266
588,115	8.00	11/25/37	[1]	712,640
443,938	8.00	7/25/44		531,035
300,115	8.11	11/25/37	[1]	363,361
46,031	8.34	10/25/42	[1]	57,177
556	8.50	1/25/21		558
1,831	8.50	9/25/21		1,857
9,413	8.50	1/25/25		10,526
518,642	8.50	6/25/30		629,123
10	8.75	9/25/20		10
348	8.95	10/25/20		350
3	9.00	7/25/20		3
111	9.00	9/25/20		111
255	9.00	10/25/20		256
5,394	9.00	1/25/21		5,460
4,697	9.00	8/25/22		5,044
51,709	9.00	11/25/28		60,059
399,078	9.00	6/25/30		501,362
55,253	9.00	10/25/30		68,961
108,547	9.39	6/25/32	[1]	126,865
240	9.50	11/25/20		243
77,002	9.50	11/25/31		95,228
223,874	9.50	12/25/41		273,700
334,622	10.91	6/25/44	[1]	389,680
1,027,597	11.43	9/25/42	[1]	1,361,907
20,055	20.65	3/25/39	[1]	32,408

				105,609,733

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
Government National Mortgage Association - 15.8%
500,000	5.50	9/20/39		625,000
2,771,257	5.52	11/20/45	[1]	3,270,598
5,843,042	5.64	4/20/40	[1]	6,880,236
6,002,034	5.82	3/20/45	[1]	6,992,157
827,788	5.99	11/20/43	[1]	971,605
2,126,607	6.00	11/20/33		2,377,710
623,916	6.00	12/20/35		731,686
400,187	6.00	3/20/42		472,646
6,315,788	6.00	3/20/49		7,056,948
1,937,808	6.00	5/20/49		2,143,081
1,023,115	6.07	10/20/40	[1]	1,222,960
2,335,469	6.13	1/20/39	[1]	2,808,437
460,217	6.41	4/20/37	[1]	526,892
2,438,586	6.47	6/20/41	[1]	2,887,548
1,226,522	6.50	7/20/32		1,226,292
1,471,451	6.50	2/20/37		1,719,048
209,921	6.50	9/16/38		240,577
3,841,972	6.50	8/20/48		4,474,156
2,037,677	6.50	10/20/48		2,292,791
3,334,201	6.50	1/20/49		3,780,853
759,680	6.56	7/20/39	[1]	899,145
1,491,507	6.63	9/20/44	[1]	1,766,888
553,686	6.65	4/20/39	[1]	667,438
1,176,263	6.88	8/20/40	[1]	1,398,043
685,079	6.99	6/20/45	[1]	802,128
140,799	7.00	9/16/33		161,177
440,359	7.00	5/20/42		530,875
1,922,398	7.00	10/20/48		2,304,642
762,819	7.14	12/20/33	[1]	893,251
1,218,896	7.14	12/20/38	[1]	1,436,678
1,727,247	7.30	8/20/38	[1]	2,058,610
3,952,796	7.42	7/20/44	[1]	4,655,519

				70,275,615

Vendee Mortgage Trust - 1.8%
1,212,444	6.18	3/15/25	[1]	1,417,357
1,917,510	6.50	8/15/31		2,202,047
948,315	6.50	10/15/31		1,150,247
725,987	6.75	2/15/26		828,543
835,171	7.00	3/15/28		941,413
97,333	7.25	9/15/22		100,841
248,927	7.25	9/15/25		281,633
323,441	7.75	5/15/22		339,198
326,163	7.75	9/15/24		360,369
121,897	8.00	2/15/25		134,023
82,158	8.29	12/15/26		95,109

				7,850,780

Total Collateralized Mortgage Obligations (cost: $231,234,267)				242,592,813

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
Asset-Backed Securities - 1.8%
Federal Home Loan Mortgage Corporation - 0.3%
531	6.09	9/25/29	[1]	531
964,776	7.16	7/25/29		1,118,451

				1,118,982

Federal National Mortgage Association - 0.7%
13,766	1 Mo. Libor + 0.34, 0.53%	11/25/32	[1]	13,482
369,284	4.64	9/26/33	[14]	420,918
133,875	4.74	10/25/33	[14]	150,587
2,219,615	5.67	2/25/33	[14]	2,571,528
1,502	6.47	10/25/31	[14]	1,530
8,627	6.48	5/25/32	[14]	9,350
115,671	6.59	10/25/31	[14]	123,567
592	6.83	7/25/31	[14]	597
6,494	7.80	6/25/26	[1]	7,479

				3,299,038

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Small Business Administration - 0.8%
351,153	5.78	8/1/27	381,424
1,508,309	5.87	7/1/28	1,663,957
1,287,418	6.02	8/1/28	1,419,090
42,516	7.13	10/1/20	42,737
60,234	7.33	8/1/20	60,391

			3,567,599

Total Asset-Backed Securities (cost: $7,351,822)			7,985,619

Quantity	Name of Issuer		Fair Value ($)

Short-Term Securities - 10.2%
45,311,514	Fidelity Inst. Money Mkt. Gvt. Fund, 0.06%		45,311,514

(cost: $45,311,514)

Total Investments in Securities - 101.1% (cost: $433,128,742)			450,374,753

Other Assets and Liabilities, net - (1.1%)			(5,069,870)

Total Net Assets - 100.0%			$445,304,883

[1]

Variable rate security. Rate disclosed is as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2020.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

JUNE 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2020 Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	143,090,062	—	143,090,062
U.S. Treasury / Federal Agency Securities	—	11,394,745	—	11,394,745
Collateralized Mortgage Obligations	—	242,592,813	—	242,592,813
Asset-Backed Securities	—	7,985,619	—	7,985,619
Short-Term Securities	45,311,514	—	—	45,311,514

	45,311,514	405,063,239	—	450,374,753

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6